Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 438,867,264.71
Total Fee Amount	60,607.57
Total Offset Amount	0.00
Net Fee	$ 60,607.57
Offering Table N/A
Offset Table N/A	N/A